Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Global Income Managed Volatility Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver	0.28%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[1]
Class C
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver	0.25%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[1]
Class S
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	28.43%
Total Annual Fund Operating Expenses	29.23%
Fee Waiver	28.18%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]
Class I
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
Class N
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	0.33%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[1]
Class T
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver	0.25%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.50% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.